Summary of Significant Accounting Policies, Advertising (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Advertising expenses	$ 4.1	$ 2.4	$ 11.9	$ 6.7	$ 10.6	$ 20.6	$ 6.6